Fees Summary	Sep. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,093,000
Previously Paid Amount	0.00
Total Fee Amount	289.04
Total Offset Amount	0.00
Net Fee	289.04
Narrative - Max Aggregate Offering Price	$ 2,093,000
Final Prospectus	true